Schedule of trade and other payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade payables	$ 20,397	$ 2,445
Accrued expenses	659,397	55,729
Trade and other payables	$ 679,794	$ 58,174